Summary of Significant Accounting Policies (Details)			6 Months Ended			12 Months Ended
	Apr. 25, 2025 USD ($) shares	Apr. 01, 2019	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Voting power percentage			50.00%	50.00%
Allowance for credit losses (in Dollars)			$ 30,342						$ 108,936
Allowances for uncollectible amounted to suppliers (in Dollars)									$ 2,740
Purchase consideration amount (in Dollars)			3,978,000
Shipping and handling expenses (in Dollars)			$ 28,669		$ 6,581
Value added tax percentage		13.00%
Operating segments			2	2
Insurance regulation (in Yuan Renminbi) | ¥				¥ 500,000
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Contributed profits (in Dollars)						$ 3,400,000	$ 2,800,000	$ 1,600,000
Percentage of escrow earnout shares						40.00%	30.00%	30.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			28.00%	28.00%	39.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			60.00%	60.00%					37.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			19.00%	19.00%	11.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.00%	15.00%					23.00%
Customer Concentration Risk [Member] | Three customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			18.00%	18.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									12.00%
Customer Concentration Risk [Member] | Three major Suppliers | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			19.00%	19.00%
Customer Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									58.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									33.00%
MMB [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	51.00%
Purchase consideration amount (in Dollars)	$ 3,978,000
Issuance of shares (in Shares) | shares	4,680,000
One major suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			29.00%	29.00%	16.00%
Two major suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			23.00%	23.00%	16.00%
Three Major Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			17.00%	17.00%	14.00%
Four Major Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.00%	15.00%	12.00%
Five major suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					11.00%
One Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			33.00%	33.00%
Two Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			29.00%	29.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)			$ 210,539						$ 216,433
Class A Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of shares (in Shares) | shares	4,680,000
Three customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									22.00%